ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies Abstract
Schedule of depreciation of the right-of-use assets by class of underlying asset
	Years	Mainly

Motor vehicles	1.5 - 3.5	3
Buildings	4 - 11	10

Schedule of useful life of the assets at annual rates
%

Medical equipment	10 - 15	(mainly 15)%
Motor vehicles and ambulances	15 - 20	(mainly 20)%
Office furniture and equipment	6 - 7	(mainly 6)%
Computers and peripheral equipment	15 - 33	(mainly 20)%
Leasehold improvements	see below
Telemedicine devices on loan to customers	10

Schedule of useful life of intangible assets
Years

Developments costs	5 - 10
Computer software	5
Contracts	6.75
Customer relations	10
Information technology	6

Schedule of data regarding Israeli CPI and exchange rates of U.S. dollar, Euro and Swiss Franc

	Israeli	Exchange rate of
For the year ended	CPI	€	U.S. $	CHF
	Points *)	NIS

December 31, 2024	256.6	3.8	3.65	4.03
December 31, 2023	248.6	4.01	3.63	4.31
December 31, 2022	241.4	3.75	3.52	3.82

Change during the year	%

2024	3.2	(5.8)	0.1	(6.5)
2023	3	6. 9	3.1	12.8

*)	The index on an average basis of 1993 = 100.